SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives

Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Furniture and office equipment	5 years
Motor vehicles	5 years
Computers and software	3-5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Estimated Economic Lives of Acquired Intangible Assets

finite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with finite lives are as follows:

Contract backlog	0.17-1 year
Customer base and relationship	3-10 years
Non-compete agreement	2-5 years
Software technology	2 years
Tradename	Indefinite

Breakdown of Net Revenues by Types of Contracts

The breakdown of net revenues by types of contracts is as follows.

	For the years ended December 31,
	2009	2010	2011

Time-and-material contracts	105,385	130,937	187,953
Fixed-price contracts	39,496	76,221	92,395
Others	3,185	4,392	2,789

Total	148,066	211,550	283,137

Customers Accounting for 10% or More of Total Revenue	Details of customers accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Customer
A	23	26	25
B	13	12	12
C	11	9	8

Customers Accounting for 10% or More of Accounts Receivable	Details of customers accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2010	2011
	%	%

Customer
A	46	44